Bonds Payable - Summary of Bonds Payable (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)
Disclosure of detailed information about borrowings [line items]
Bonds payable	$ 554,915	$ 16,985,936	$ 23,142,780
Less: current portion			6,161,197
Noncurrent portion	554,915	16,985,936	16,981,583
Cost [member]
Disclosure of detailed information about borrowings [line items]
Bonds payable	555,374	17,000,000	23,185,600
Cost [member] | Repayable at maturity in January 2021 [member]
Disclosure of detailed information about borrowings [line items]
Bonds payable	228,683	7,000,000	7,000,000
Cost [member] | Repayable at maturity in January 2023 [member]
Disclosure of detailed information about borrowings [line items]
Bonds payable	65,338	2,000,000	2,000,000
Cost [member] | Repayable at maturity in January 2022 [member]
Disclosure of detailed information about borrowings [line items]
Bonds payable	120,876	3,700,000	3,700,000
Cost [member] | Repayable at maturity in January 2024 [member]
Disclosure of detailed information about borrowings [line items]
Bonds payable	140,477	4,300,000	4,300,000
Cost [member] | US$200,000 thousand [member]
Disclosure of detailed information about borrowings [line items]
Bonds payable			6,185,600
Discounts on bonds payable [member]
Disclosure of detailed information about borrowings [line items]
Bonds payable	$ 459	$ 14,064	$ 42,820